Exhibit 99.16

Client Name:
Client Project Name:	JPMMT 2019-1
Start - End Dates:	6/13/2018 - 10/23/2018
Deal Loan Count:	12
Report Run Date:

Loan Level Tape Compare Upload

Loans in Report	12

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
300993802	XXX	Combined LTV	75.00	74.33
300993802	XXX	Original LTV	75.00	74.33
300993802	XXX	Product Type	15 Yr Fixed	30 Yr Fixed
300973669	XXX	Combined LTV	55.00	54.11
300973669	XXX	Original LTV	55.00	54.11
300973669	XXX	Product Type	15 Yr Fixed	30 Yr Fixed
300973669	XXX	Property Type	SFR	Detached PUD
300914924	XXX	Borrower 1 First Time Home Buyer	No	Yes
300914924	XXX	Combined LTV	48.00	47.36
300914924	XXX	Original LTV	48.00	47.36
300914924	XXX	Product Type	15 Yr Fixed	30 Yr Fixed
300917107	XXX	DTI Qualifying (Back)	38.2000	43.9100
300917107	XXX	Product Type	15 Yr Fixed	30 Yr Fixed
300845822	XXX	DTI Qualifying (Back)	34.9600	33.9500
300845822	XXX	Representative Credit Score for Grading	758	776
300896400	XXX	DTI Qualifying (Back)	30.5700	23.4800
300929268	XXX	DTI Qualifying (Back)	37.1400	41.5500
300929251	XXX	Combined LTV	74.00	73.35
300929251	XXX	Original LTV	74.00	73.35

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